Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plans
19
. Employee Benefit Plans

The Group’s PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed RMB60,134, RMB92,138 and RMB156,154 for the years ended December 31, 2016, 2017 and 2018, respectively, for such benefits.